Income Tax (Details) - Schedule of income tax provision consists - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal
Current benefit	$ 614,297
Deferred benefit	(214,262)	(712,604)
Change in valuation allowance	214,262	712,604
Income tax provision	$ 614,297